Loans and borrowings	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Loans and borrowings

23. Loans and borrowings

	As at June 30
(US dollars in thousands)	2025	2024	2023
Current liabilities
Debtor invoice financing	67	67	1,329
Lease liabilities	55	-	462
Shareholder loans	12,127	8,104	497
Chattel mortgage	-	-	89
Bank loan	-	-	7
Total	12,249	8,171	2,384

Non-current liabilities
Lease liabilities	140	-	1,843
Shareholder loan	16,800	20,915	28,111
Chattel mortgage	-	-	50
Total	16,940	20,915	30,004

Total	29,189	29,086	32,388

Debtor invoice financing

In FY23, a new facility with a limit of AU$2.5 million was established by Kenshaw. As of June 30, 2024, this facility amounting to AU$1.8 million is reclassified to “Assets held for sale” as a result of Kenshaw Electrical Pty Ltd sale.

Shareholder loans

On June 30, 2021, the Company agreed a refinancing of its existing $21.1 million shareholder loan with AWN, with repayment of principal from January 1, 2023 in sixty monthly instalments of $0.35 million to loan maturity on December 31, 2027. The interest rate and line fee was agreed at 8% and 0.8% respectively, but no interest or line fee settlements were required until after a corporate liquidity event had occurred. In addition, the Company agreed to a refinancing fee of $0.34 million in two tranches on June 30, 2022 and December 31, 2022. Security granted to AWN comprised of the Specific Security Deed and the General Security.

On June 30, 2022 further amendments to the loan were agreed with AWN:

(i) to defer repayment of principal to commence on October 1, 2023, with repayments over 60 months to September 30, 2028,

(ii) to defer interest payments from October 1, 2021, becoming due and payable on the earlier of a) completion by VivoPower of a debt or equity raise of at least $25 million, and b) October 1, 2023.

(iii) to increase the interest rate and line fee to 10.00% and 2.00% per annum respectively during the period from October 1, 2021 to the earlier of a) September 30, 2023 or b) the date a minimum prepayment of $1,000,000 is made.

(iv) the initial refinancing fee of $0.34 million is to be amended to accrue incrementally at 1.6% per annum from July 1, 2021 and become payable at the earlier of a) $1.0 million prepayment being made or b) October 1, 2023.

(v) a new fixed facility extension fee of $0.355 million is payable in return for this amendment, to accrue immediately but becoming payable on October 1, 2023.

On January 11, 2023, further amendments to the loan were agreed with AWN:

(i) to defer repayment of principal to commence on April 1, 2025, with repayments over 60 months to March 31, 2030.

(ii) to defer interest payments from October 1, 2023, becoming due and payable on the earlier of; a) completion by VivoPower of a debt or equity raise of at least $25 million, and b) October 1, 2024.

(iii) to extend the increased interest rate and line fee of 10.00% and 2.00% per annum respectively commenced on October 1, 2021 to the earlier of a) March 31, 2025 or b) the date a minimum Prepayment of $1,000,000 is made.

(iv) to extend the initial refinancing fee accruing incrementally at 1.6% per annum from July 1, 2021 and become payable at the earlier of a) $1.0 million prepayment being made or b) April 1, 2025.

(v) to defer the repayment date of the previous fixed facility extension fee of $0.355 million, becoming payable on April 1, 2025.

(vi) In addition to previously agreed refinancing fees, an additional $0.855 million fixed refinancing fee will accrue immediately and become payable on April 1, 2025.

On June 30, 2023, further amendments to the loan were agreed with AWN:

(i) to defer interest payments from October 1, 2024 to April 1, 2025, and to replace the conditional requirement to repay accrued interest upon completion by VivoPower of a debt or equity raise of at least $25 million, with the conditional requirement to make repayments of interest and/or principal to meet the mandatory repayment schedule described in sections (ii) and (iii) below following a qualifying liquidity event.

(ii) upon completion by VivoPower International PLC of a qualifying liquidity event of at least $5.0 million, Aevitas is required to make mandatory prepayment of principal and interest to AWN in accordance with the following schedule:

a) proceeds from $5 million to $7.5 million - pay 25% of amounts raised;

b) proceeds from $7.5 million to $12.5 million - pay $1.875 million plus 45% of amounts raised;

c) proceeds $12.5 million and above - pay $4.125 million plus 50% of amounts raised.

(iii) for the purposes of the mandatory prepayment requirement, a ‘qualifying liquidity event’ excludes direct investments into VivoPower’s subsidiary, Tembo, and debt raised in respect of working capital finance facilities, but includes:

a) equity or debt raise;

b) trade sale of underlying subsidiary or business unit (including, for example, Aevitas and Caret); and

c) loan repayment from Tembo to VivoPower..

(iv) as consideration for the concessions agreed with AWN, VivoPower International PLC committed to issue AWN with 500,000 warrants, with a duration of 12 months, at an exercise price of $0.67 per share.

On June 30, 2024, VivoPower amended its shareholder loan financing agreement with AWN. The loan includes a facility limit of $34 million, of which a drawdown of $8.1 million principal is due to be repaid in the current period, and $20.9 million principal is non-current. The agreement consolidated all shareholder loans into a single tranche. AWN also received an option to acquire 1,150,000 Tembo shares, post-business combination with Cactus Acquisition Corp 1 Limited at $1.35 per share.

We also conducted an assessment in accordance with IFRS 9 to evaluate the novation of the loan. We concluded that there was no substantial modification in the net present value of the loan.

Short-term loans

In December 2021, a short term loan of $1.1 million (AU$1.5 million) was provided from AWN to Aevitas O Holdings Pty Limited at an interest rate of 10.0%, increasing to 12.5% from January 1, 2022. The loan is set to expire on April 1, 2025 (initially set as April 30, 2022, then extended on June 30, 2022, to October 1, 2023, then extended on January 11, 2023 to April 1, 2025). The requirement for the loan to expire upon completion by VivoPower International PLC of a debt or equity raise of at least $25 million was dropped on June 30, 2023. Facility extension fees of $29,000 (AU$40,000) and $43,500 (AU$60,000) are payable upon maturity, relating to the two extensions respectively.

On February 22, 2022, a short term $3.0 million loan was provided from AWN to Aevitas, with interest rate of 10.00% per annum payable on the principal sum upon maturity. The loan is set to expire on April 1, 2025 (initially set as May 13, 2022, then extended on June 30, 2022, to October 1, 2023, then extended on January 11, 2023 to April 1, 2025). The requirement for the loan to expire upon completion by VivoPower of a debt or equity raise of at least $25 million was dropped on June 30, 2023. Facility extension fees of $85,000 and $110,000 are payable upon maturity, relating to the two extensions respectively.

On December 22, 2022, a short term $3.0 million loan was provided from AWN to Aevitas, with interest rate of BBSY bid floating rate (on average 3.60% for the period from inception to June 30, 2023) plus fixed margin of 15.0% per annum payable on the principal sum upon maturity. A 1% establishment fee of $30,000 was deducted upon initial loan drawdown, and a further 3% exit fee of $90,000 is payable on expiry. The loan is set to expire on April 1, 2025 (initially set as October 1, 2023, then extended on January 11, 2023 to April 1, 2025). The requirement for the loan to expire upon completion by VivoPower of a debt or equity raise of at least $25 million was agreed on January 11, 2023, then dropped on June 30, 2023. A facility extension fee of $115,000 is payable upon maturity.

In February and March 2023, further short-term loans of AU$0.5 million and AU$0.25 million were established between AWN and VivoPower, drawn down between February and May 2023. On June 30, 2023, the expiry of the loans was amended to August 31, 2023.

On June 30, 2024, VivoPower amended its shareholder loan financing agreement with AWN. The loan includes a facility limit of $34 million, of which a drawdown of $8.1 million principal is due to be repaid in the current period, and $20.9 million principal is non-current. The agreement consolidated all shareholder loans into a single tranche. AWN also received an option to acquire 1,150,000 Tembo shares, post-business combination with Cactus Acquisition Corp 1 Limited at $1.35 per share.

Lease liabilities

Lease liabilities have increased during the year by $0.2 million due to a new office lease of Tembo. Depreciation expense on right-of-use assets and interest expense on associated lease liabilities for the year ended June 30, 2025 amounting to $0.04 million and $3.4 thousand respectively, are recognized in the Consolidated Statements of Comprehensive Loss. Total lease payments for the year ended June 30, 2025 amounted to $0.04 million (June 30, 2024: $0.2 million; June 30, 2023: $0.04 million).

The obligations under lease liabilities are as follows:

	Minimum Lease Payments			Present Value of Minimum Lease Payments
	As at June 30			As at June 30
(US dollars in thousands)	2025	2024	2023	2025	2024	2023
Amounts payable under lease liabilities:
Less than one year	57	-	576	55	-	462
Later than one year but not more than five	146	-	2,223	140	-	1,843
	202	-	2,799	195	-	2,305
Future finance charges	(8)	-	(494)	-	-	-
Total lease obligations	195	-	2,305	195	-	2,305